Ordinary Shares (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025
Share capital, value authorized	$ 1,000	$ 1,000
Share capital, shares authorized	4,000,000,000	4,000,000,000
Ordinary shares, shares authorized	4,000,000,000	4,000,000,000
Mezzanine equity, shares authorized	1,219,469,778	1,219,469,778
Convertible redeemable preferred shares, per share (in dollars per share)	$ 0.00025
Shares authorized, class to be determined		1,219,469,778
Par value, class to be determined (in dollars per share)	$ 0.00025	$ 0.00025
Ordinary shares, shares issued	1,067,467,877	1,057,731,012
Ordinary shares, shares outstanding	1,064,472,660	1,050,799,032
Class A Ordinary Shares
Class of Stock [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025
Ordinary shares, shares authorized	2,500,000,000	2,500,000,000
Ordinary shares, shares issued	786,937,655	777,200,790
Common stock shares issued to depositary bank	47,985,539
Ordinary shares, shares outstanding	783,942,438	770,268,810
Class B Ordinary Shares
Class of Stock [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025
Ordinary shares, shares authorized	132,030,222	132,030,222
Ordinary shares, shares issued	132,030,222
Ordinary shares, shares outstanding	132,030,222	132,030,222
Class C Ordinary Shares
Class of Stock [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025
Ordinary shares, shares authorized	148,500,000	148,500,000
Ordinary shares, shares issued	148,500,000
Ordinary shares, shares outstanding	148,500,000	148,500,000